INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2022
Intangible Assets, Net (Excluding Goodwill) [Abstract]
INTANGIBLE ASSETS, NET

NOTE 7: INTANGIBLE ASSETS, NET

Intangible assets consist of the following as of December 31, 2022:

Details	Useful life (years)	Cost	Accumulated Amortization	Net
Technologies	4-20	$6,692	$(5,180)	$1,512
Facilities’ lease	19	33,500	(28,105)	5,395
Customer relationships	15	2,600	(2,476)	124
Total identifiable intangible assets		$42,792	$(35,761)	$7,031

Intangible assets consist of the following as of December 31, 2021:

Details	Useful life (years)	Cost	Accumulated Amortization	Net
Technologies	4-20	$8,172	$(3,332)	$4,840
Facilities’ lease	19	33,500	(26,817)	6,683
Customer relationships	15	2,600	(2,303)	297
Total identifiable intangible assets		$44,272	$(32,452)	$11,820